October 13, 2004



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

ATTN:      Document Control - EDGAR

Re:        IDS Life of New York Variable Annuity Account
           File No. 333-91691/811-07623

Dear Commissioners:

Registrant certifies that the forms of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,




/s/ Mary Ellyn Minenko
----------------------
    Mary Ellyn Minenko
    Group Counsel